SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of long-term investments

	As of December 31,
	2025	2024
	US$	US$

Investment securities – related party (Note 26(vi))	1,811	2,221
Equity method investments (i)	10,625	7,499
Equity security without readily determinable fair values using the measurement alternative – related party (ii)	35,568	—
Total	48,004	9,720
(i)

In June 2025, Ningbo Lotus, a wholly-owned subsidiary of the Company, transferred all of its equity shares of Wuxi InfiMotion Technology Co., Ltd. (“Wuxi InfiMotion”) to Zhejiang Geely Powertrain Co., Ltd, a related party ultimately controlled by Mr. Li Shufu (the “Controlling Shareholder”), at a total consideration of RMB420,000 in cash. The transaction was accounted for as common control transaction, and the difference between the book value of Wuxi InfiMotion equity investment and the consideration, RMB420,000 (equivalent to US$58,671), was recorded in additional paid-in capital.

(ii)

As of December 31, 2025, Ningbo Lotus Robotics Co., Ltd. (“Ningbo Robotics”), a wholly owned subsidiary of the Company, held 5% equity interest of Chongqing Qianli Intelligent Driving Technology Co., Ltd. (“Chongqing Qianli”), a newly established private entity and a related party of the Company (Note 2(w)). The Group elected to record such investment in privately held company without readily determinable values using the measurement alternative at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes. The Group did not record any impairment charge for the year ended December 31, 2025.

Schedule of property, equipment and software, net

Buildings and facilities	30 years
Machinery and R&D equipment	3-10 years
Molds and tooling	5-10 years
Motor vehicles	2-5 years
Office and electronic equipment	3-5 years
Purchased software	3-10 years
Leasehold improvements	The shorter of estimated useful life of the assets and lease terms

Schedule of movement of warranty reserve

	Year Ended December 31,
	2025	2024	2023
	US$	US$	US$
Accrued warranty at beginning of the year	24,048	7,022	—
Additions	21,003	21,852	8,492
Utilization	(14,468)	(4,495)	(1,499)
Foreign currency translation adjustment	1,695	(331)	29
Accrued warranty at end of the year	32,278	24,048	7,022
Including:
- Current portion	3,340	2,735	483
- Non-current portion	28,938	21,313	6,539

Schedule of Concentration and Risk

	As of December 31,
	2025	2024

	proportion of total accounts receivable balance
Geely Group	72.7%	37.7%

	Year Ended December 31,
	2025	2024	2023

	proportion of total costs and expenses
Geely Group	72.7%	64.4%	75.0%

	As of December 31,
	2025	2024

	proportion of total payables balance
Geely Group	67.5%	60.4%

Schedule of geographic information for long-lived assets

	As of December 31,
	2025	2024
	US$	US$

PRC	318,015	407,386
UK	11,889	31,127
European Union countries	15,832	21,963
Total	345,736	460,476